Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefit Plans [Abstract]
Schedule of Expenses Included on Consolidated Statements of Income (Loss) and Consolidated Statements of Comprehensive Income (Loss)

The expenses included on the consolidated statements of income (loss) and the consolidated statements of comprehensive income (loss) were as follows:

For the year ended December 31, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$4,245	$537	$4,782	$670	$—	$670
Interest expense	$(2,475)	$142	$(2,333)	$1,054	$211	$1,265
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$(10,276)	$(3,345)	$(13,621)	$(976)	$(127)	$(1,103)
For the year ended December 31, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$4,349	$712	$5,061	$587	$—	$587
Interest expense	$(1,682)	$405	$(1,277)	$939	$188	$1,127
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$(19,966)	$(3,926)	$(23,892)	$1,554	$(290)	$1,264
For the year ended December 31, 2023	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$4,524	$684	$5,208	$466	$—	$466
Interest expense	$(2,294)	$567	$(1,727)	$927	$193	$1,120
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$4,753	$(1,224)	$3,529	$1,364	$157	$1,521

Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits

The balance sheet obligations, distributed between pension and other post-employment benefits were as follows:

As at December 31,	2025	2024
Included in other long-term liabilities
Pension benefits	$42,336	$44,533
Other post-employment benefits	22,824	25,941
Accrued benefit liabilities	$65,160	$70,474
Included in other long-term assets
Pension benefits	$109,812	$99,554

Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans

The amounts recognized in the balance sheets and the funded statuses of the benefit plans were as follows:

As at December 31, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Present value of funded obligations	$312,113	$58,140	$370,253	$—	$—	$—
Fair value of plan assets	(380,168)	(59,092)	(439,260)	—	—	—
	(68,055)	(952)	(69,007)	—	—	—
Present value of unfunded obligations	1,531	—	1,531	22,400	424	22,824
(Pension benefits) accrued benefit liabilities	$(66,524)	$(952)	$(67,476)	$22,400	$424	$22,824
As at December 31, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Present value of funded obligations	$314,844	$60,161	$375,005	$—	$—	$—
Fair value of plan assets	(374,424)	(57,168)	(431,592)	—	—	—
	(59,580)	2,993	(56,587)	—	—	—
Present value of unfunded obligations	1,566	—	1,566	22,395	3,546	25,941
(Pension benefits) accrued benefit liabilities	$(58,014)	$2,993	$(55,021)	$22,395	$3,546	$25,941

Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets

The changes in the benefit obligations and in the fair value of plan assets were as follows:

As at December 31, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Change in benefits obligations
Benefit obligation, January 1, 2025	$316,410	$60,161	$376,571	$22,395	$3,546	$25,941
Current service cost	3,675	537	4,212	670	—	670
Interest expense	14,574	3,161	17,735	1,054	211	1,265
Remeasurements
Actuarial gains arising from plan experience	(8,121)	(437)	(8,558)	—	420	420
Actuarial gains from change in demographic assumptions	—	—	—	—	—	—
Actuarial gains from changes in financial assumptions	—	1,365	1,365	(976)	(547)	(1,523)
Benefits paid	(13,810)	(3,889)	(17,699)	(742)	(94)	(836)
Contributions by plan participants	813	—	813	—	—	—
Curtailment	—	—	—	—	(2,962)	(2,962)
Foreign exchange & other	103	(2,758)	(2,655)	(1)	(150)	(151)
Benefit obligation, December 31, 2025	313,644	58,140	371,784	22,400	424	22,824
Change in fair value of plan assets
Fair value of plan assets, January 1, 2025	(374,424)	(57,168)	(431,592)	—	—	—
Contributions by plan participants	(813)	—	(813)	—	—	—
Contributions by employer	(1,145)	(1,149)	(2,294)	(742)	(94)	(836)
Transfer to other plans	1,038	—	1,038	—	—	—
Interest income	(17,049)	(3,019)	(20,068)	—	—	—
Benefits paid	13,810	3,889	17,699	742	94	836
Remeasurements
Return on plan assets, excluding interest income	(2,155)	(4,715)	(6,870)	—	—	—
Administrative costs	570	442	1,012	—	—	—
Foreign exchange & other	—	2,628	2,628	—	—	—
Fair value of plan assets, December 31, 2025	(380,168)	(59,092)	(439,260)	—	—	—
(Pension benefits) accrued benefit liabilities, December 31, 2025	$(66,524)	$(952)	$(67,476)	$22,400	$424	$22,824
As at December 31, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Change in benefits obligations
Benefit obligation, January 1, 2024	$307,546	$58,546	$366,092	$19,999	$3,720	$23,719
Current service cost	3,890	712	4,602	587	—	587
Interest expense	14,185	2,987	17,172	939	188	1,127
Remeasurements
Actuarial gains arising from plan experience	3,253	(513)	2,740	—	(177)	(177)
Actuarial gains from change in demographic assumptions	—	—	—	—	—	—
Actuarial gains from changes in financial assumptions	—	(3,024)	(3,024)	1,554	(113)	1,441
Benefits paid	(13,215)	(3,567)	(16,782)	(684)	(378)	(1,062)
Contributions by plan participants	862	—	862	—	—	—
Foreign exchange & other	(111)	5,020	4,909	—	306	306
Benefit obligation, December 31, 2024	316,410	60,161	376,571	22,395	3,546	25,941
Change in fair value of plan assets
Fair value of plan assets, January 1, 2024	(348,170)	(49,913)	(398,083)	—	—	—
Contributions by plan participants	(862)	—	(862)	—	—	—
Contributions by employer	(1,364)	(3,462)	(4,826)	(684)	(378)	(1,062)
Transfer to other plans	1,384	—	1,384	—	—	—
Interest income	(15,867)	(2,582)	(18,449)	—	—	—
Benefits paid	13,215	3,567	16,782	684	378	1,062
Remeasurements
Return on plan assets, excluding interest income	(23,219)	(389)	(23,608)	—	—	—
Administrative costs	459	—	459	—	—	—
Foreign exchange & other	—	(4,389)	(4,389)	—	—	—
Fair value of plan assets, December 31, 2024	(374,424)	(57,168)	(431,592)	—	—	—
(Pension benefits) accrued benefit liabilities, December 31, 2024	$(58,014)	$2,993	$(55,021)	$22,395	$3,546	$25,941

Schedule of Estimated Future Benefit Payments for Defined Benefit Pension Plans and Other Post-Employment Benefit Plans

The estimated future benefit payments for the defined benefit pension plans and other post-employment benefit plans until 2035 are as follows:

	Pension Plans	Other Post- employment Benefit Plans
2026	$20,905	$1,097
2027	$21,836	$1,140
2028	$22,679	$1,184
2029	$23,361	$1,265
2030	$24,143	$1,319
2031 to 2035	$123,915	$7,377

Schedule of Fair Value of the Plan Assets Were Allocated Between the Various Types of Investments

The fair value of the plan assets were allocated as follows between the various types of investments:

As at December 31,	2025	2024
Equity securities
Canada	13.9%	13.3%
United States	8.1%	7.9%
International (other than United States)	8.2%	7.5%
Emerging markets	3.0%	2.8%
Fixed income instruments
Canada	24.7%	68.0%
Cash and cash equivalents	42.1%	0.5%

US Pension Plans

As at December 31,	2025	2024
Equity securities
United States	25.9%	31.2%
Canada	1.0%	1.0%
International	13.8%	17.2%
Fixed income instruments
United States	38.0%	28.7%
Canada	0.3%	0.1%
International	6.1%	3.2%
Other investments
United States	10.8%	13.4%
Canada	0.3%	0.3%
International	3.8%	4.9%

Schedule of Significant Assumptions Adopted in Measuring the Company’s Pension and Other Benefit Obligations

The following are the significant assumptions adopted in measuring the Company’s pension and other benefit obligations:

	Canadian		US
As at December 31,	2025	2024	2025	2024
Actuarial benefit obligation
Discount rate	4.70%	4.65%	5.35%	5.60%
Benefit costs for the year ended
Discount rate	4.65%	4.65%	5.60%	5.10%
Future salary growth	2.50%	2.50%	N/A	N/A

Schedule of Other Post-Employment Benefit Plans

Other Post-employment Benefit Plans

As at December 31,	Canadian			US
	2025		2024	2025	2024
Benefit costs for the year ended
Discount rate	4.65%		4.65%	5.35%	5.60%
Health care cost trend rate	6.58%		6.04%	N/A	N/A
Other medical trend rates	4.00	% to 5.66%	4.00% to 5.11%	N/A	N/A

Schedule of Impact on Defined Benefit Obligation from One Percent Increase or Decrease Change in Assumptions

Pension plans

As at December 31, 2025	Canadian		US
	1% increase	1% decrease	1% increase		1% decrease
Discount rate	$(33,380)	$39,801		$(5,083)		$5,988
Future salary growth	$(4,560)	$4,266	$	N/A	$	N/A
As at December 31, 2024	Canadian		US
	1% increase	1% decrease	1% increase		1% decrease
Discount rate	$(34,758)	$42,597		$(5,288)		$6,238
Future salary growth	$(3,988)	$4,466	$	N/A	$	N/A

Other Post-employment Benefit Plans

	Canadian		US
As at December 31, 2025	1% increase	1% decrease	1% increase		1% decrease
Discount rate	$(2,493)	$3,059		$(26)		$29
Medical and dental trend rates	$2,193	$(1,853)	$	N/A	$	N/A
	Canadian		US
As at December 31, 2024	1% increase	1% decrease	1% increase		1% decrease
Discount rate	$(2,714)	$3,360		$(227)		$256
Medical and dental trend rates	$2,074	$(1,755)	$	N/A	$	N/A